Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Jun. 30, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
Twelve months ended June 30, 2021	$ 136,274
Twelve months ended June 30, 2022
Total lease payments	136,274
Less: imputed interest	(9,413)
Present value of lease liabilities	$ 126,861